Prospectus Supplement

John Hancock Funds III

John Hancock Global Shareholder Yield Fund (the fund)

Supplement dated January 23, 2025 to the current Prospectus, as may be supplemented (the Prospectus)

As previously disclosed, TD Bank N.A. and its parent company, TD Bank US Holding Company (collectively, “TD Bank”) pleaded guilty to various violations of federal anti-money laundering laws. The fund’s sub-adviser, Epoch Investment Partners, Inc. (“Epoch”), is an affiliate of TD Bank. At that time, Epoch informed the fund and John Hancock Investment Management LLC, the fund’s investment advisor, that the conduct underlying TD Bank’s guilty plea did not relate to Epoch, any Epoch employee or Epoch’s investment advisory business. Nevertheless, because of its affiliation with TD Bank, Epoch was required to obtain an exemptive order from the Securities and Exchange Commission (the “SEC”) to remain eligible to serve as an investment adviser to registered investment companies, including the fund. On January 17, 2025, Epoch received a permanent order from the SEC permitting Epoch to continue to provide sub-advisory services to the fund and other registered investment companies notwithstanding TD Bank’s plea.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license

Statement of Additional Information Supplement

John Hancock Funds III

John Hancock Global Shareholder Yield Fund (the fund)

Supplement dated January 23, 2025 to the current Statement of Additional Information, as may be supplemented (the SAI)

As previously disclosed, TD Bank N.A. and its parent company, TD Bank US Holding Company (collectively, “TD Bank”) pleaded guilty to various violations of federal anti-money laundering laws. The fund’s sub-adviser, Epoch Investment Partners, Inc. (“Epoch”), is an affiliate of TD Bank. At that time, Epoch informed the fund and John Hancock Investment Management LLC, the fund’s investment advisor, that the conduct underlying TD Bank’s guilty plea did not relate to Epoch, any Epoch employee or Epoch’s investment advisory business. Nevertheless, because of its affiliation with TD Bank, Epoch was required to obtain an exemptive order from the Securities and Exchange Commission (the “SEC”) to remain eligible to serve as an investment adviser to registered investment companies, including the fund. On January 17, 2025, Epoch received a permanent order from the SEC permitting Epoch to continue to provide sub-advisory services to the fund and other registered investment companies notwithstanding TD Bank’s plea.

You should read this supplement in conjunction with the SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license